Stock-based compensation plans - Summary of The weighted-average fair value of the units on the grant date of the restricted stock units (Detail) - Restricted share units [member] - JPY (¥)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
July 25, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant of share-based payment arrangement			July 25, 2023
Weighted average fair value at measurement date, other equity instruments granted			¥ 2,587
November 27, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant of share-based payment arrangement			November 27, 2023
Weighted average fair value at measurement date, other equity instruments granted			¥ 2,532
July 25, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant of share-based payment arrangement		July 25, 2024
Weighted average fair value at measurement date, other equity instruments granted		¥ 2,644
November 25, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant of share-based payment arrangement		November 25, 2024
Weighted average fair value at measurement date, other equity instruments granted		¥ 2,944
July 25, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant of share-based payment arrangement	July 25, 2025
Weighted average fair value at measurement date, other equity instruments granted	¥ 3,663
November 25, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant of share-based payment arrangement	November 25, 2025
Weighted average fair value at measurement date, other equity instruments granted	¥ 4,351,000,000